UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 13, 2002

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		41

FORM 13F Information Table Value Total:	$124,492,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101      666   163540 SH       SOLE                    72920             90620
AFLAC Inc.                     COM              001055102     3405   115414 SH       SOLE                   115414
ASML Holding N V               COM              N07059111     8339   328711 SH       SOLE                   177721            150990
ATMI Inc.                      COM              00207R101      257     8180 SH       SOLE                                       8180
Affymetrix                     COM              00826T108     2092    72178 SH       SOLE                    23843             48335
Amdocs                         COM              G02602103     2400    90067 SH       SOLE                    36297             53770
Applied Materials              COM              038222105      505     9301 SH       SOLE                     9301
Barr Labs                      COM              068306109     1340    20360 SH       SOLE                      500             19860
Biovail Corporation            COM              09067J109    13862   277346 SH       SOLE                   202326             75020
Brigham Exploration            COM              109178103       77    21970 SH       SOLE                     1780             20190
Business Objects ADR           COM              12328X107    10533   239599 SH       SOLE                   141860             97739
Concord Camera                 COM              206156101     4152   460838 SH       SOLE                   253223            207615
Ditech                         COM              25500M103     1422   318023 SH       SOLE                   183888            134135
Federal Nat'l Mtg.             COM              313586109     1000    12516 SH       SOLE                    12516
Flir Systems                   COM              302445101     7197   150714 SH       SOLE                    77464             73250
General Electric               COM              369604103      848    22635 SH       SOLE                    22635
Home Depot                     COM              437076102      787    16200 SH       SOLE                    16200
IBM                            COM              459200101      385     3703 SH       SOLE                     3703
Intel Corp.                    COM              458140100     2736    89979 SH       SOLE                    89979
KV Pharmaceutical Cl A         COM              482740206    15371   528200 SH       SOLE                   370461            157739
Kraft Foods Inc Class A        COM              50075N104      435    11249 SH       SOLE                    11249
Lehman Brothers Hldgs          COM              524908100     1571    24310 SH       SOLE                                      24310
Lilly Eli                      COM              532457108      469     6155 SH       SOLE                     6155
MFC Bancorp                    COM              55271X202     4901   473544 SH       SOLE                   296339            177205
Newport Corp.                  COM              651824104      673    28155 SH       SOLE                     2180             25975
Nextel Communications          COM              65332V103     1323   245850 SH       SOLE                    89500            156350
Novellus Systems               COM              670008101    13572   250676 SH       SOLE                   154216             96460
Pfizer                         COM              717081103     1672    42067 SH       SOLE                    42067
Philip Morris Cos.             COM              718154107      556    10555 SH       SOLE                    10555
Phoenix Technology             COM              719153108     1120    82068 SH       SOLE                    45228             36840
Procter & Gamble               COM              742718109      378     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     1211    32176 SH       SOLE                    32176
Quest Diagnostics              COM              74834L100      273     3300 SH       SOLE                      725              2575
Rainbow Technology             COM              750862104     3918   389465 SH       SOLE                   224200            165265
SPEEDFAM-IPEC                  COM              847705100       94    21985 SH       SOLE                       35             21950
Schering Plough                COM              806605101      520    16619 SH       SOLE                    16619
Scientific Games               COM              80874P109      200    23925 SH       SOLE                     6400             17525
Seitel Inc.                    COM              816074306     3237   353778 SH       SOLE                   168748            185030
Staples Inc.                   COM              855030102     1610    80608 SH       SOLE                    41933             38675
Three-Five Systems             COM              88554L108     5501   371187 SH       SOLE                   215348            155839
Veeco Instr                    COM              922417100     3885   110991 SH       SOLE                    50646             60345